Liquidity (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Nov. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Cash equivalents	$ 4,464		$ 10,617	$ 6,021
Contribute cash	30,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 36,200
Subsequent Event [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Principal amount		51,000
Subsequent Event [Member] | Subordinated Term Loan [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 20,000
Binding [Member]
Line of Credit Facility [Line Items]
Commitments and Contingencies (Note 6)	30,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Cash equivalents	4,500
Accounts receivable	58,700
Unbilled accounts receivable	62,800
Borrow amount	21,200
Revolving Credit Facility [Member] | Borrowings [Member]
Line of Credit Facility [Line Items]
Borrow amount	60,000
Revolving Credit Facility [Member] | Borrowings [Member] | Yorkville Investor [Member]
Line of Credit Facility [Line Items]
Number of shares sales amount	$ 200,000